Provision for legal proceedings and judicial deposits - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		R$ 1,360,898	R$ 1,354,171
Provisions		242,960	140,481
Settlement / Write-offs		(189,500)	(222,790)
Exchange rate			109
Interest	[1]	229,703	88,927
Legal proceedings provision ending balance		1,644,061	1,360,898
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		635,406	589,180
Provisions		24,559	25,443
Settlement / Write-offs		(15,331)	(11,947)
Exchange rate
Interest	[1]	2,976	32,730
Legal proceedings provision ending balance		647,610	635,406
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		350,769	332,527
Provisions		103,805	46,989
Settlement / Write-offs		(56,931)	(76,772)
Exchange rate
Interest	[1]	187,391	48,025
Legal proceedings provision ending balance		585,034	350,769
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		374,723	432,464
Provisions		114,596	68,049
Settlement / Write-offs		(117,238)	(134,071)
Exchange rate			109
Interest	[1]	39,336	8,172
Legal proceedings provision ending balance		R$ 411,417	R$ 374,723

[1]	Includes write-off of interest due to reversals.